Segment information - Assets by Geography (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	€ 24,164	€ 22,548
Europe
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	15,212	15,114
Iberia
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	6,478	6,455
Germany
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	3,089	3,162
Great Britain
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	2,616	2,523
France
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	1,002	940
Belgium/Luxembourg
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	563	623
Netherlands
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	433	439
Sweden
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	337	349
Norway
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	212	225
Iceland
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	40	38
Other unallocated
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	442	360
Total APS
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	8,952	7,434
Australia
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	4,822	5,065
Philippines
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	2,008	0
New Zealand and Pacific Islands
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	1,603	1,687
Papua New Guinea
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	297	298
Indonesia
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	€ 222	€ 384